UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2011

Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.

Alpha Defensive Growth Fund

Class I	ACDEX

Alpha Opportunistic Growth Fund

Class I	ACOPX

SEMI-ANNUAL REPORT

March 31, 2011

Alpha Capital Funds

EXPENSE EXAMPLE at March 31, 2011 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/31/11 – 3/31/11).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the advisory agreements for the Alpha Defensive Growth Fund and the Alpha Opportunistic Growth Fund. Although the Funds charge no sales load or transaction fees, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Alpha Capital Funds

EXPENSE EXAMPLE at March 31, 2011 (Unaudited), Continued

Defensive Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/31/11	3/31/11	(1/31/11–3/31/11)
Class I Actual	$1,000.00	$1,015.00	$2.07
Class I Hypothetical (5%
return before expenses)	$1,000.00	$1,006.16	$2.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 60 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Opportunistic Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/31/11	3/31/11	(1/31/11–3/31/11)
Class I Actual	$1,000.00	$1,017.00	$2.07
Class I Hypothetical (5%
return before expenses)	$1,000.00	$1,006.16	$2.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 60 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Alpha Capital Funds

ALLOCATION OF PORTFOLIO ASSETS – at March 31, 2011 (Unaudited)

Defensive Growth Fund

Opportunistic Growth Fund

Percentages represent market value as a percentage of total investments.

Alpha Defensive Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS – 19.45%
47,576	Absolute Strategies Fund – Class I	$513,820
34,505	TFS Market Neutral Fund	534,825
	TOTAL ALTERNATIVE FUNDS
	(Cost $1,035,000)	1,048,645

	EQUITY FUNDS – 9.72%
39,100	Berwyn Income Fund	523,944
	TOTAL EQUITY FUNDS
	(Cost $521,381)	523,944

	EXCHANGE-TRADED FUNDS – 5.02%
1,934	SPDR Gold Trust*	270,412
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $252,864)	270,412

	FIXED INCOME FUNDS – 63.14%
42,937	DoubleLine Total Return Bond Fund – Class I	470,592
32,356	Driehaus Active Income Fund	363,034
35,711	Eaton Vance Global Macro
	Absolute Return Fund – Class I	363,894
40,475	Hotchkis and Wiley High Yield Fund – Class I	521,730
43,413	JP Morgan Strategic Income
	Opportunities Fund – Select Class	520,084
37,043	Payden Emerging Markets Bond Fund	527,488
46,548	Templeton Global Bond Fund – Advisor Class	637,245
	TOTAL FIXED INCOME FUNDS
	(Cost $3,390,070)	3,404,067

	MONEY MARKET FUNDS – 2.90%
156,207	STIT-Liquid Assets Portfolio –
	Institutional Class, 0.16%+	156,207
	TOTAL MONEY MARKET FUNDS
	(Cost $156,207)	156,207
	Total Investments
	(Cost $5,355,522) – 100.23%	5,403,275
	Liabilities in Excess of Other Assets – (0.23%)	(12,452)
	NET ASSETS – 100.00%	$5,390,823

*	Non-income producing security.
+	Rate shown is the 7-day yield as of March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Alpha Opportunistic Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS – 20.38%
92,226	Federated Prudent Bear Fund – Class I*	$410,405
99,385	PIMCO Stockplus TR Short Strategy Fund – Class I	410,461
13,808	Robeco Boston Partners
	Long/Short Equity Fund – Class I	280,024
	TOTAL ALTERNATIVE FUNDS
	(Cost $1,121,721)	1,100,890

	EQUITY FUNDS – 78.73%
12,037	Cambiar Aggressive Value Fund – Investor Class	189,224
12,767	Fairholme Fund	443,763
15,539	FPA Crescent Fund	434,773
25,539	IVA Worldwide Fund – Class I	441,316
11,943	Nuveen Tradewinds Value Opportunities Fund – Class I	430,789
10,256	Permanent Portfolio	487,688
45,299	PIMCO All Asset Authority Fund – Class I	489,233
25,550	Rivernorth Core Opportunity Fund	325,251
12,698	Royce Premier Fund – Institutional Class	286,459
22,698	The Weitz Funds – Partners III Opportunity Fund*	286,680
23,417	Yacktman Focused Fund	437,188
	TOTAL EQUITY FUNDS
	(Cost $4,133,624)	4,252,364

	MONEY MARKET FUNDS – 1.12%
60,587	STIT-Liquid Assets Portfolio –
	Institutional Class, 0.16%+	60,587
	TOTAL MONEY MARKET FUNDS
	(Cost $60,587)	60,587
	Total Investments
	(Cost $5,315,932) – 100.23%	5,413,841
	Liabilities in Excess of Other Assets – (0.23%)	(12,522)
	NET ASSETS – 100.00%	$5,401,319

*	Non-income producing security.
+	Rate shown is the 7-day yield as of March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2011 (Unaudited)

	Alpha Defensive	Alpha Opportunistic
	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value
(cost $5,355,522 and $5,315,932, respectively)	$5,403,275	$5,413,841
Cash	11	—
Receivables:
Dividends and interest	13	8
Due from Advisor (Note 4)	8,881	7,616
Prepaid expenses	16,661	16,661
Total assets	5,428,841	5,438,126

LIABILITIES
Payables:
Payable to Advisor (Note 4)	19,158	19,158
Administration fees	5,611	4,384
Audit fees	3,950	3,950
Transfer agent fees and expenses	4,165	4,165
Custody fees	122	138
Legal fees	1,111	1,111
Fund accounting fees	62	62
Shareholder reporting	1,111	1,111
Chief Compliance Officer fee	1,975	1,975
Accrued other expenses	753	753
Total liabilities	38,018	36,807

NET ASSETS	$5,390,823	$5,401,319

CALCULATION OF NET
ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$5,390,823	$5,401,319
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	531,290	530,905
Net asset value, offering and
redemption price per share	$10.15	$10.17

COMPONENTS OF NET ASSETS
Paid-in capital	$5,321,800	$5,321,350
Undistributed net investment income/(loss)	21,270	(4,515)
Accumulated net realized loss on investments	—	(13,425)
Net unrealized appreciation of investments	47,753	97,909
Net assets	$5,390,823	$5,401,319

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

STATEMENT OF OPERATIONS
For the Period January 31, 2011* through March 31, 2011 (Unaudited)

	Alpha Defensive	Alpha Opportunistic
	Growth Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends	$31,258	$5,583
Interest	46	42
Total income	31,304	5,625
Expenses
Administration fees (Note 4)	10,520	8,219
Advisory fees (Note 4)	5,218	5,273
Transfer agent fees and expenses (Note 4)	4,165	4,165
Audit fees	3,950	3,950
Registration fees	3,096	3,096
Chief Compliance Officer fee (Note 4)	1,975	1,975
Legal fees	1,111	1,111
Reports to shareholders	1,111	1,111
Custody fees (Note 4)	988	988
Trustee fees	753	753
Miscellaneous expense	123	124
Fund accounting fees (Note 4)	62	62
Total expenses	33,072	30,827
Less: advisory fee waiver and
expense reimbursement (Note 4)	(23,038)	(20,687)
Net expenses	10,034	10,140
Net investment income/(loss)	21,270	(4,515)

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	—	(13,425)
Net change in unrealized
appreciation on investments	47,753	97,909
Net realized and unrealized
gain on investments	47,753	84,484
Net increase in net assets
resulting from operations	$69,023	$79,969

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Defensive	Alpha Opportunistic
	Growth Fund	Growth Fund
	January 31, 2011*	January 31, 2011*
	through	through
	March 31, 2011	March 31, 2011
	(Unaudited)	(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$21,270	$(4,515)
Net realized loss on investments	—	(13,425)
Net change in unrealized
appreciation on investments	47,753	97,909
Net increase in net assets
resulting from operations	69,023	79,969
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	5,321,800	5,321,350
Total increase in net assets	5,390,823	5,401,319
NET ASSETS
Beginning of period	—	—
End of period	$5,390,823	$5,401,319
Includes undistributed net
investment income/(loss) of	$21,270	$(4,515)

(a)  A summary of share transactions is as follows:

	Alpha Defensive		Alpha Opportunistic
	Growth Fund		Growth Fund
	January 31, 2011*		January 31, 2011*
	through		through
	March 31, 2011		March 31, 2011
	(Unaudited)		(Unaudited)
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	531,290	$5,321,800	530,905	$5,321,350
Net increase	531,290	$5,321,800	530,905	$5,321,350

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	Alpha Defensive		Alpha Opportunistic
	Growth Fund		Growth Fund
	January 31, 2011*		January 31, 2011*
	through		through
	March 31, 2011		March 31, 2011
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income/(loss)	0.04		(0.01)
Net realized and unrealized gain on investments	0.11		0.18
Total from investment operations	0.15		0.17

Net asset value, end of period	$10.15		$10.17

Total return	1.50	%++	1.70	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,391		$5,401
Ratio of expenses to average net assets:
Before expense reimbursement	4.12	%+	3.80	%+
After expense reimbursement	1.25	%+	1.25	%+
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.22	)%+	(3.11	)%+
After expense reimbursement	2.65	%+	(0.56	)%+
Portfolio turnover rate	0.00	%++	22.83	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Alpha Defensive Growth Fund and the Alpha Opportunistic Growth Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds, which are both diversified funds, began operations on January 31, 2011. The investment objective of the Defensive Growth Fund is to achieve capital preservation and the investment objective of the Opportunistic Growth Fund is to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation: All investments in securities are recorded at their fair value, as described in note 3.

B. Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.     Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E. Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F. Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period ended March 31, 2011, the Funds did not hold any derivative instruments.

G. Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in other mutual funds are valued at their net asset value per share, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

Equity securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  When the Funds are unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund, or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ Board of Trustees.

Short-Term Notes:  Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2011:

Defensive Growth Fund
	Level 1	Level 2	Level 3	Total
Alternative Funds	$1,048,645	$—	$—	$1,048,645
Equity Funds	523,944	—	—	523,944
Exchange-Traded Funds	270,412	—	—	270,412
Fixed Income Funds	3,404,067	—	—	3,404,067
Short-Term Investments	156,207	—	—	156,207
Total Investments in Securities	$5,403,275	$—	$—	$5,403,275

Opportunistic Growth Fund
	Level 1	Level 2	Level 3	Total
Alternative Funds	$1,100,890	$—	$—	$1,100,890
Equity Funds	4,252,364	—	—	4,252,364
Short-Term Investments	60,587	—	—	60,587
Total Investments in Securities	$5,413,841	$—	$—	$5,413,841

See each Fund’s Schedule of Investments for additional detail. Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2011, the Funds recognized no significant transfers to/from Level 1

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

or Level 2. There were no Level 3 securities held in the Funds during the period ended March 31, 2011.

New Accounting Pronouncement: On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Funds are evaluating the implications of the update and the impact to the financial statements.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended March 31, 2011, Alpha Capital Funds Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Funds pay fees calculated at an annual rate of 0.65%, based upon the average daily net assets of each Fund.  For the period ended March 31, 2011, the Defensive Growth Fund and Opportunistic Growth Fund incurred $5,218 and $5,273 in advisory fees, respectively. As of March 31, 2011, each Fund owed the Advisor $19,158. This amount includes Fund expenses such as state registration fees which were previously paid for by the Advisor.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses of each Fund to 1.25% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the period ended March 31, 2011, the Advisor reduced its fees in the amount of $23,038 and $20,687 for the Defensive Growth Fund and the Opportunistic Growth Fund, respectively.  No amounts were reimbursed to the Advisor.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2011 (Unaudited), Continued

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	Total
Defensive Growth Fund	$23,038	$23,038
Opportunistic Growth Fund	20,687	20,687

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

For the period ended March 31, 2011, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Defensive	Opportunistic
	Growth Fund	Growth Fund
Administration	$10,520	$8,219
Fund Accounting	62	62
Transfer Agency (excludes
out-of-pocket expenses)	3,226	3,226
Custody	988	988
Chief Compliance Officer	1,975	1,975

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Defensive Growth Fund	$5,199,315	$—
Opportunistic Growth Fund	6,473,583	1,204,813

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Funds made no distributions during the period ended March 31, 2011.

Alpha Capital Funds

NOTICE TO SHAREHOLDERS at March 31, 2011 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-9Alphacap (1-877-925-7422) or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-9Alphacap (1-877-925-7422).

Alpha Capital Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 8 and 9, 2010, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the Alpha Defensive Growth Fund and Alpha Opportunistic Growth Fund (the “Funds”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services expected to be provided by the Advisor to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor had been managing private institutional accounts since 2006 with substantially similar objectives, policies, strategies and risks as the Funds.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Funds, the Board reviewed and compared the Funds’ anticipated fees and expenses to those funds in their respective Lipper peer groups, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.  In analyzing this information, the Board also took into consideration the Advisor’s investment strategy for each Fund as an unaffiliated fund-of-funds.

Alpha Capital Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Advisor was agreeing to waive its advisory fees or reimburse the Funds for certain of each Fund’s expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 1.25% for Class I shares and 1.50% for Class R shares (respectively, the “Expense Cap”).

The Board noted that each Fund’s expected total operating expenses for Class I shares were below the peer group median and average, though the total operating expenses for the Class R shares, which include a Rule 12b-1 Plan fee, were above the peer group median and average.  The Board also noted that each Fund’s expected contractual advisory fee was below its peer group median and average and that the contractual advisory fee was less than the fee charged by the Advisor to its separately managed account clients.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Funds grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Funds do not exceed the Expense Cap.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the expected profitability to the Advisor from its relationship with the Funds and considered any additional benefits that may be derived by the Advisor from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees on the Funds.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Funds.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

Investment Advisor
Alpha Capital Funds Management, LLC
1355 Peachtree Street, Suite 750
Atlanta, Georgia 30309

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-925-7422.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has made the following material changes to its nominating committee charter concerning methods by which shareholders may recommend nominees to the Registrant’s Board of Trustees: (1) increased the advance notice requirement for a shareholder to nominate an Independent Trustee from at least 60 days prior to a shareholder meeting to between 120 and 150 days prior to a shareholder meeting; and 2) expanded the information that shareholders are required to provide when nominating a candidate for Independent Trustee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*              /s/ Douglas G. Hess
           Douglas G. Hess, President

Date  6/3/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  6/3/11

By (Signature and Title)*                     /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  6/3/11

* Print the name and title of each signing officer under his or her signature